CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Mar. 30, 2023
Current assets
Cash	$ 113,972	$ 464,248
Accounts receivable	160,009	119,931
Inventory, net	2,885,975	2,855,585
Inventory, net	2,600	700
Total current assets	3,162,556	3,440,464
Property and equipment, net	45,283	50,164
Goodwill, net	5,681,167	5,681,167
Intangible Assets, Net	208,830	269,319
Operating lease right of use assets	110,201	24,595
Investment in unconsolidated affiliate	6,603	6,603
Total Assets	9,214,640	9,472,312
Current liabilities
Accounts payable and accrued liabilities	1,879,864	1,851,432
Bank overdraft	0	11,582
Accrued compensation - CEO	349,264	319,640
Notes payable, net	818,656	702,504
Convertible notes payable, net of debt discount	38,864	19,324
Loans payable and accrued interest, net	1,282,569	1,072,089
Advances from CEO and accrued interest	261,810	142,854
Derivative liability - convertible debt	119,519	108,594
Derivative liability - acquisition	133,140	7,914
Operating lease liabilities - current	32,216	18,072
Total current liabilities	4,915,902	4,254,005
Long-term liabilities
Notes payable - long-term	261,344	259,496
Operating lease liabilities - long-term	77,985	6,524
Total long term liabilities	339,329	266,020
Total liabilities	5,255,231	4,520,025
Series E Preferred, classified as mezzanine debt	317,000	0
Commitments and contingencies	0	0
Stockholders' equity
Preferred stock value, Series A	0	0
Convertible Series B Preferred Stock Value	0	0
Convertible Series C Preferred Stock Value	0	0
Convertible Series D Preferred Stock Value	10	13
Common stock value	123	123
Common stock issuable, value	10	10
Additional paid-in capital	25,785,891	26,102,888
Accumulated deficit	(20,283,316)	(19,605,358)
Total stockholders' equity, bergio	5,502,718	6,497,676
Non-controlling interest in subsidiaries	(1,860,309)	(1,545,389)
Total SH Equity	3,642,409	4,952,287
Total liabilities and shareholders' deficit	$ 9,214,640	$ 9,472,312